Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	HENNESSY FUNDS TRUST
Central Index Key	0000891944
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013
Hennessy Focus Fund | Hennessy Focus Fund | Investor Class
Risk/Return:
Trading Symbol	HFCSX
Hennessy Focus Fund | Hennessy Focus Fund | Institutional Class
Risk/Return:
Trading Symbol	HFCIX
Hennessy Cornerstone Large Growth Fund | Hennessy Cornerstone Large Growth Fund | Hennessy Cornerstone Large Growth Fund - Investor Class
Risk/Return:
Trading Symbol	HFLGX
Hennessy Cornerstone Large Growth Fund | Hennessy Cornerstone Large Growth Fund | Hennessy Cornerstone Large Growth Fund - Institutional Class
Risk/Return:
Trading Symbol	HILGX
Hennessy Large Value Fund | Hennessy Large Value Fund | Hennessy Large Value Fund - Investor Class
Risk/Return:
Trading Symbol	HSVFX
Hennessy Large Value Fund | Hennessy Large Value Fund | Hennessy Large Value Fund - Institutional Class
Risk/Return:
Trading Symbol	HSVIX
Hennessy Equity and Income Fund | Hennessy Equity and Income Fund | Institutional Class
Risk/Return:
Trading Symbol	HEIFX
Hennessy Equity and Income Fund | Hennessy Equity and Income Fund | Investor Class
Risk/Return:
Trading Symbol	HEIIX
Hennessy Core Bond Fund | Hennessy Core Bond Fund | Investor Class
Risk/Return:
Trading Symbol	HCBFX
Hennessy Core Bond Fund | Hennessy Core Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	HCBIX
Hennessy Gas Utility Index Fund | Hennessy Gas Utility Index Fund | Investor Class
Risk/Return:
Trading Symbol	GASFX
Hennessy Small Cap Financial Fund | Hennessy Small Cap Financial Fund | Investor Class
Risk/Return:
Trading Symbol	HSFNX
Hennessy Small Cap Financial Fund | Hennessy Small Cap Financial Fund | Institutional Class
Risk/Return:
Trading Symbol	HISFX
Hennessy Large Cap Financial Fund | Hennessy Large Cap Financial Fund | Investor Class
Risk/Return:
Trading Symbol	HLFNX
Hennessy Technology Fund | Hennessy Technology Fund | Investor Class
Risk/Return:
Trading Symbol	HTECX
Hennessy Technology Fund | Hennessy Technology Fund | Institutional Class
Risk/Return:
Trading Symbol	HTCIX

Hennessy Focus Fund | Hennessy Focus Fund
Hennessy Focus Fund
Investment Objective
The Hennessy Focus Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Focus Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Focus Fund		Investor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.26%	0.22%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.43%	1.14%
[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Focus Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	146	452	782	1,713
Institutional Class	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund ’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest , that earn higher than average economic returns, are well managed and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small and Medium Sized Companies Risk :  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information
The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012. The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Focus Fund . The Predecessor Focus Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index and the Russell MidCap Growth Index .  For additional information on this index, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY FOCUS FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.15% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.38% for the quarter ended December 31, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Average Annual Returns Hennessy Focus Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Investor Class	16.64%	6.06%	13.15%
Institutional Class	16.98%	6.39%	13.32%	May 30, 2008
After Taxes on Distributions Investor Class	15.23%	4.90%	12.42%
After Taxes on Distributions and Sale of Fund Shares Investor Class	12.68%	4.96%	11.67%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%
Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Focus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Focus Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund ’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest , that earn higher than average economic returns, are well managed and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small and Medium Sized Companies Risk :  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time and it is possible to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012. The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Focus Fund . The Predecessor Focus Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index and the Russell MidCap Growth Index .  For additional information on this index, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 2000 Index and the Russell MidCap Growth Index .
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-966-4354
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY FOCUS FUND TOTAL RETURN OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 23.15% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.38% for the quarter ended December 31, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.38%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.32%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Annual Return 2003	rr_AnnualReturn2003	45.77%
Annual Return 2004	rr_AnnualReturn2004	30.65%
Annual Return 2005	rr_AnnualReturn2005	2.32%
Annual Return 2006	rr_AnnualReturn2006	28.49%
Annual Return 2007	rr_AnnualReturn2007	2.30%
Annual Return 2008	rr_AnnualReturn2008	(33.85%)
Annual Return 2009	rr_AnnualReturn2009	34.80%
Annual Return 2010	rr_AnnualReturn2010	24.55%
Annual Return 2011	rr_AnnualReturn2011	3.63%
Annual Return 2012	rr_AnnualReturn2012	16.64%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.15%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.42%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.67%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008

[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Hennessy Cornerstone Large Growth Fund | Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Large Growth Fund
Investment Objective
The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Cornerstone Large Growth Fund	Hennessy Cornerstone Large Growth Fund - Investor Class	Hennessy Cornerstone Large Growth Fund - Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Cornerstone Large Growth Fund		Hennessy Cornerstone Large Growth Fund - Investor Class	Hennessy Cornerstone Large Growth Fund - Institutional Class
Management Fees		0.74%	0.74%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.53%	0.67%
Shareholder Servicing Fee		0.10%	none
All Remaining Other Expenses		0.43%	0.67%
Total Annual Fund Operating Expenses		1.27%	1.41%
Expense Reimbursement	[1]		(0.43%)
Net Expenses		1.27%	0.98%
[1]	The Fund's investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Directors terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Cornerstone Large Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Hennessy Cornerstone Large Growth Fund - Investor Class	129	403	697	1,534
Hennessy Cornerstone Large Growth Fund - Institutional Class	100	404	730	1,654

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0 % of the average value of its portfolio.

Principal Investment Strategy
The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). The Large Growth Formula excludes American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1)	Market capitalization that exceeds the average of the Database

2)	Price-to-cash flow ratio less than the median of the Database

This value criterion helps to uncover relative bargains among large companies.

3)	Positive total capital

4)	Highest one-year return on total capital

Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold.  Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium Sized Company Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with th e Russell 1000 Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus . The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY CORNERSTONE LARGE GROWTH FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 11.76% for the quarter ended September 30, 2010 and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Average Annual Returns Hennessy Cornerstone Large Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Hennessy Cornerstone Large Growth Fund - Investor Class	10.44%	21.03%	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund - Institutional Class	10.71%	21.40%	Mar 20, 2009
After Taxes on Distributions Hennessy Cornerstone Large Growth Fund - Investor Class	10.26%	19.92%
After Taxes on Distributions and Sale of Fund Shares Hennessy Cornerstone Large Growth Fund - Investor Class	7.03%	18.41%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	20.81%	Mar 20, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	20.29%	Mar 20, 2009

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Cornerstone Large Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). The Large Growth Formula excludes American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1)	Market capitalization that exceeds the average of the Database

2)	Price-to-cash flow ratio less than the median of the Database

This value criterion helps to uncover relative bargains among large companies.

3)	Positive total capital

4)	Highest one-year return on total capital

Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold.  Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium Sized Company Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with th e Russell 1000 Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus . The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with th e Russell 1000 Index and the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-966-4354
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY CORNERSTONE LARGE GROWTH FUND TOTAL RETURN OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 11.76% for the quarter ended September 30, 2010 and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.98%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Net Expenses	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Annual Return 2010	rr_AnnualReturn2010	18.85%
Annual Return 2011	rr_AnnualReturn2011	2.59%
Annual Return 2012	rr_AnnualReturn2012	10.44%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund - Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.92%
Hennessy Cornerstone Large Growth Fund - Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.41%
Hennessy Cornerstone Large Growth Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.67%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,654
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009

[1]	The Fund's investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Directors terminates it.

Hennessy Large Value Fund | Hennessy Large Value Fund
Hennessy Large Value Fund
Investment Objective
The Hennessy Large Value Fund seeks long-term growth of capital and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Large Value Fund	Hennessy Large Value Fund - Investor Class	Hennessy Large Value Fund - Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Large Value Fund		Hennessy Large Value Fund - Investor Class	Hennessy Large Value Fund - Institutional Class
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.55%	0.37%
Shareholder Servicing Fee		0.10%	none
All Remaining Other Expenses		0.45%	0.37%
Total Annual Fund Operating Expenses		1.40%	1.22%
Expense Reimbursement	[1]		(0.24%)
Net Expenses		1.40%	0.98%
[1]	The Fund's investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Directors terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Large Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Hennessy Large Value Fund - Investor Class	143	443	766	1,680
Hennessy Large Value Fund - Institutional Class	100	363	647	1,456

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 111 % of the average value of its portfolio.

Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.  The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

•	stocks that the portfolio managers consider to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and

•	stocks that the portfolio managers believe have sound businesses with good future potential based on their fundamental characteristics.

The Fund normally invests for the long-term, but may sell a security at any time that the Fund’s portfolio managers consider it to be overvalued or otherwise unfavorable.  With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective.  The Fund could underperform other mutual funds with similar investment objectives.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Performance Information
The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods from April 19, 2004 to March 20, 2009 is historical information for the Tamarack Value Fund’s Class S shares. The Tamarack Value Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as Voyageur Asset Management Inc.) and had the same investment objective and a similar investment strategy as the Fund. The performance information provided for periods prior to April 19, 2004 is historical information for the Babson Value Fund, the predecessor to the Tamarack Value Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 1000 Value Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY LARGE VALUE FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 16.42% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.02% for the quarter ended December 31, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Average Annual Returns Hennessy Large Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Hennessy Large Value Fund - Investor Class	16.33%	(0.30%)	5.62%
Hennessy Large Value Fund - Institutional Class	16.85%	0.01%	5.78%
After Taxes on Distributions Hennessy Large Value Fund - Investor Class	16.13%	(0.49%)	4.33%
After Taxes on Distributions and Sale of Fund Shares Hennessy Large Value Fund - Investor Class	10.88%	(0.29%)	4.82%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

For periods prior to March 20, 2009, performance shown reflects the performance of the Tamarack Value Fund’s Class S shares and includes expenses that are not applicable to and are different than those of the Investor Class and Institutional Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Large Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Large Value Fund seeks long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 111 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.  The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

•	stocks that the portfolio managers consider to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and

•	stocks that the portfolio managers believe have sound businesses with good future potential based on their fundamental characteristics.

The Fund normally invests for the long-term, but may sell a security at any time that the Fund’s portfolio managers consider it to be overvalued or otherwise unfavorable.  With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective.  The Fund could underperform other mutual funds with similar investment objectives.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods from April 19, 2004 to March 20, 2009 is historical information for the Tamarack Value Fund’s Class S shares. The Tamarack Value Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as Voyageur Asset Management Inc.) and had the same investment objective and a similar investment strategy as the Fund. The performance information provided for periods prior to April 19, 2004 is historical information for the Babson Value Fund, the predecessor to the Tamarack Value Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 1000 Value Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 1000 Value Index and the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-966-4354
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY LARGE VALUE FUND TOTAL RETURN OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 16.42% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.02% for the quarter ended December 31, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

For periods prior to March 20, 2009, performance shown reflects the performance of the Tamarack Value Fund’s Class S shares and includes expenses that are not applicable to and are different than those of the Investor Class and Institutional Class shares.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Hennessy Large Value Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Net Expenses	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Annual Return 2003	rr_AnnualReturn2003	24.95%
Annual Return 2004	rr_AnnualReturn2004	16.34%
Annual Return 2005	rr_AnnualReturn2005	1.29%
Annual Return 2006	rr_AnnualReturn2006	15.28%
Annual Return 2007	rr_AnnualReturn2007	3.31%
Annual Return 2008	rr_AnnualReturn2008	(36.35%)
Annual Return 2009	rr_AnnualReturn2009	19.45%
Annual Return 2010	rr_AnnualReturn2010	10.76%
Annual Return 2011	rr_AnnualReturn2011	0.58%
Annual Return 2012	rr_AnnualReturn2012	16.33%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Hennessy Large Value Fund - Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.49%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.33%
Hennessy Large Value Fund - Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.29%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.82%
Hennessy Large Value Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	647
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,456
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	The Fund's investment manager has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Directors terminates it.

Hennessy Equity and Income Fund | Hennessy Equity and Income Fund
Hennessy Equity and Income Fund
Investment Objective
The Hennessy Equity and Income Fund seeks long-term capital growth and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Equity and Income Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Equity and Income Fund		Investor Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.28%	0.26%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.35%	1.08%
[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Equity and Income Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	137	428	739	1,624
Institutional Class	110	343	595	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund ’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategy
To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depository receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of the Portfolio Managers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on the Portfolio Managers’ view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Manager will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remaining 60% of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.

The London Company manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio.   The London Company utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk and continue to have solid long-term growth prospects.  In addition, The London Company further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI utilizes its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management, which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach , which combines economic momentum, inflationary expectations and technical factors, to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.   The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.   As of January 31, 2013, the dollar-weighted average maturity of the Fund’s portfolio is 9.49 years.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk :  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk :  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk :  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk :  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information
The Fund is a successor to the FBR Balanced Fund (the “Predecessor Balanced Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Balanced Fund. The Predecessor Balanced Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Balanced Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Balanced Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the S&P 500 Index and the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indexes, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY EQUITY AND INCOME FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 13.35% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.66% for the quarter ended December 31, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Average Annual Returns Hennessy Equity and Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	8.82%	4.65%	9.11%
Institutional Class	9.06%	4.88%	9.36%
After Taxes on Distributions Investor Class	8.45%	3.92%	7.87%
After Taxes on Distributions and Sale of Fund Shares Investor Class	6.00%	3.61%	7.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Blended Balanced Index (reflects no deduction for fees, expenses or taxes)	11.16%	3.51%	6.39%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Equity and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Equity and Income Fund seeks long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund ’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depository receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of the Portfolio Managers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on the Portfolio Managers’ view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Manager will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remaining 60% of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.

The London Company manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio.   The London Company utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk and continue to have solid long-term growth prospects.  In addition, The London Company further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI utilizes its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management, which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach , which combines economic momentum, inflationary expectations and technical factors, to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.   The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.   As of January 31, 2013, the dollar-weighted average maturity of the Fund’s portfolio is 9.49 years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk :  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk :  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk :  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk :  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is a successor to the FBR Balanced Fund (the “Predecessor Balanced Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Balanced Fund. The Predecessor Balanced Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Balanced Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Balanced Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the S&P 500 Index and the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indexes, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with the S&P 500 Index and the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-966-4354
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY EQUITY AND INCOME FUND TOTAL RETURN OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 13.35% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.66% for the quarter ended December 31, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.66%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Blended Balanced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.39%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.36%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Annual Return 2003	rr_AnnualReturn2003	26.08%
Annual Return 2004	rr_AnnualReturn2004	13.77%
Annual Return 2005	rr_AnnualReturn2005	5.38%
Annual Return 2006	rr_AnnualReturn2006	15.62%
Annual Return 2007	rr_AnnualReturn2007	8.98%
Annual Return 2008	rr_AnnualReturn2008	(20.91%)
Annual Return 2009	rr_AnnualReturn2009	18.43%
Annual Return 2010	rr_AnnualReturn2010	11.34%
Annual Return 2011	rr_AnnualReturn2011	10.61%
Annual Return 2012	rr_AnnualReturn2012	8.82%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.11%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.87%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.42%

[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Hennessy Core Bond Fund | Hennessy Core Bond Fund
Hennessy Core Bond Fund
Investment Objective
The Hennessy Core Bond Fund seeks current income
with capital growth as a secondary objective.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Core Bond Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Core Bond Fund		Investor Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		1.07%	0.51%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses		2.22%	1.41%
Expense Reimbursement	[2]	(0.82%)	(0.26%)
Net Expenses		1.40%	1.15%
[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	The Fund's investment manager (the "Manager") has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 1.05% of the Fund's average daily net assets. The Manager has agreed to maintain this expense limitation through February 28, 2015. The agreement may only be terminated by the Fund's Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Core Bond Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	143	529	1,029	2,404
Institutional Class	117	393	719	1,641

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategy
To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds; mortgage-backed securities , asset-backed securities , and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).

The Fund is sub-advised by Financial Counselors, Inc. (“FCI”).  FCI will use its core fixed income philosophy to manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.   The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.   As of January 31, 2013 , the dollar-weighted average maturity of the Fund’s portfolio was 8.42 years.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk :  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk :  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk :  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk :  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information
The Fund is a successor to the FBR Core Bond Fund (the “Predecessor Core Bond Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund . The Predecessor Core Bond Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Barclays Capital Intermediate U.S. Government/Credit Index.  For additional information on this index, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY CORE BOND FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 8.53% for the quarter ended June 30, 2003 and the lowest quarterly return was -2.84% for the quarter ended March 31, 2005.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Average Annual Returns Hennessy Core Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	7.23%	5.79%	6.86%
Institutional Class	7.46%	6.05%	7.12%
After Taxes on Distributions Investor Class	6.03%	4.38%	5.21%
After Taxes on Distributions and Sale of Fund Shares Investor Class	4.88%	4.18%	5.04%
Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Core Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Core Bond Fund seeks current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital growth as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds; mortgage-backed securities , asset-backed securities , and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).

The Fund is sub-advised by Financial Counselors, Inc. (“FCI”).  FCI will use its core fixed income philosophy to manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.   The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.   As of January 31, 2013 , the dollar-weighted average maturity of the Fund’s portfolio was 8.42 years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Debt Investments Risk :  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk :  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments Risk :  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk :  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is a successor to the FBR Core Bond Fund (the “Predecessor Core Bond Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund . The Predecessor Core Bond Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Barclays Capital Intermediate U.S. Government/Credit Index.  For additional information on this index, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Barclays Capital Intermediate U.S. Government/Credit Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-966-4354
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY CORE BOND FUND TOTAL RETURN OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 8.53% for the quarter ended June 30, 2003 and the lowest quarterly return was -2.84% for the quarter ended March 31, 2005.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.84%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.62%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	529
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,404
Annual Return 2003	rr_AnnualReturn2003	19.99%
Annual Return 2004	rr_AnnualReturn2004	8.14%
Annual Return 2005	rr_AnnualReturn2005	(1.31%)
Annual Return 2006	rr_AnnualReturn2006	8.50%
Annual Return 2007	rr_AnnualReturn2007	5.49%
Annual Return 2008	rr_AnnualReturn2008	0.50%
Annual Return 2009	rr_AnnualReturn2009	9.50%
Annual Return 2010	rr_AnnualReturn2010	7.06%
Annual Return 2011	rr_AnnualReturn2011	4.87%
Annual Return 2012	rr_AnnualReturn2012	7.23%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.86%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.21%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.04%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,641
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.12%

[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	The Fund's investment manager (the "Manager") has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 1.05% of the Fund's average daily net assets. The Manager has agreed to maintain this expense limitation through February 28, 2015. The agreement may only be terminated by the Fund's Board, and the Board has no current intention of terminating the agreement.

Hennessy Gas Utility Index Fund | Hennessy Gas Utility Index Fund
Hennessy Gas Utility Index Fund
Investment Objective
The Hennessy Gas Utility Index Fund seeks income and capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Gas Utility Index Fund Investor Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hennessy Gas Utility Index Fund Investor Class
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.69%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Hennessy Gas Utility Index Fund Investor Class	70	221	384	859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy
Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (“Index”), an index maintained by the American Gas Association (“AGA”), a national trade association of natural gas companies.  The Index consists of approximately 63 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock).  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.  No attempt is made to manage the Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index.  The percentage of the Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index.  Each stock’s proportion of the Index is based on that stock’s market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue.  To avoid deviation in the Fund’s performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration Risk :  The Fund concentrates its investments within the natural gas distribution and transmission industry.  Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.  In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Index Tracking Risk :  While the Fund seeks to track the performance of the Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index.  In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

Performance Information
The Fund is a successor to the FBR Gas Utility Index Fund (the “ Predecessor Gas Utility Index Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Gas Utility Index Fund.  The Predecessor Gas Utility Index Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and same investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index and the AGA Stock Index .  For additional information on these indexes, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.55% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.40% for the quarter ended September 30, 2008 .

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Average Annual Returns Hennessy Gas Utility Index Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	7.45%	6.08%	12.35%
After Taxes on Distributions Investor Class	6.62%	5.31%	11.50%
After Taxes on Distributions and Sale of Fund Shares Investor Class	5.93%	5.06%	10.81%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
AGA Stock Index (reflects no deduction for fees, expenses or taxes)	6.77%	5.20%	11.32%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Gas Utility Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Gas Utility Index Fund seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (“Index”), an index maintained by the American Gas Association (“AGA”), a national trade association of natural gas companies.  The Index consists of approximately 63 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock).  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.  No attempt is made to manage the Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index.  The percentage of the Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index.  Each stock’s proportion of the Index is based on that stock’s market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue.  To avoid deviation in the Fund’s performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration Risk :  The Fund concentrates its investments within the natural gas distribution and transmission industry.  Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.  In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Index Tracking Risk :  While the Fund seeks to track the performance of the Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index.  In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is a successor to the FBR Gas Utility Index Fund (the “ Predecessor Gas Utility Index Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Gas Utility Index Fund.  The Predecessor Gas Utility Index Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and same investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index and the AGA Stock Index .  For additional information on these indexes, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the S&P 500 Index and the AGA Stock Index .
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-966-4354
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 18.55% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.40% for the quarter ended September 30, 2008 .

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.40%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
AGA Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.32%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2003	rr_AnnualReturn2003	23.49%
Annual Return 2004	rr_AnnualReturn2004	23.03%
Annual Return 2005	rr_AnnualReturn2005	13.53%
Annual Return 2006	rr_AnnualReturn2006	21.27%
Annual Return 2007	rr_AnnualReturn2007	14.03%
Annual Return 2008	rr_AnnualReturn2008	(28.30%)
Annual Return 2009	rr_AnnualReturn2009	23.92%
Annual Return 2010	rr_AnnualReturn2010	12.40%
Annual Return 2011	rr_AnnualReturn2011	25.15%
Annual Return 2012	rr_AnnualReturn2012	7.45%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.35%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.50%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.81%

Hennessy Small Cap Financial Fund | Hennessy Small Cap Financial Fund
Hennessy Small Cap Financial Fund
Investment Objective
The Hennessy Small Cap Financial Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Small Cap Financial Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Small Cap Financial Fund		Investor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.30%	0.35%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%
Total Annual Fund Operating Expenses		1.51%	1.31%
[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Small Cap Financial Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	154	477	824	1,802
Institutional Class	133	415	718	1,579

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small Sized Companies Risk :  The Fund invests in small sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration Risk :  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information
The Fund is a successor to the FBR Small Cap Financial Fund ( the “ Predecessor Small Cap Financial Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund . The Predecessor Small Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the NASDAQ Bank Index and the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY SMALL CAP FINANCIAL FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.57% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Average Annual Returns Hennessy Small Cap Financial Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Investor Class	21.42%	5.71%	6.35%
Institutional Class	21.71%	5.93%	6.46%	May 30, 2008
After Taxes on Distributions Investor Class	21.30%	5.54%	5.13%
After Taxes on Distributions and Sale of Fund Shares Investor Class	14.07%	4.89%	5.39%
NASDAQ Bank Index (reflects no deduction for fees, expenses or taxes)	18.73%	(4.43%)	0.74%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Small Cap Financial Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Small Cap Financial Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies "principally engaged" in the business of providing financial services to consumers and industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small Sized Companies Risk :  The Fund invests in small sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration Risk :  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time and it is possible to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is a successor to the FBR Small Cap Financial Fund ( the “ Predecessor Small Cap Financial Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund . The Predecessor Small Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the NASDAQ Bank Index and the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the NASDAQ Bank Index and the Russell 2000 Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-966-4354
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY SMALL CAP FINANCIAL FUND TOTAL RETURN OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 22.57% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.72%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
NASDAQ Bank Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.74%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Annual Return 2003	rr_AnnualReturn2003	41.05%
Annual Return 2004	rr_AnnualReturn2004	16.04%
Annual Return 2005	rr_AnnualReturn2005	(1.55%)
Annual Return 2006	rr_AnnualReturn2006	11.80%
Annual Return 2007	rr_AnnualReturn2007	(22.18%)
Annual Return 2008	rr_AnnualReturn2008	(8.73%)
Annual Return 2009	rr_AnnualReturn2009	20.13%
Annual Return 2010	rr_AnnualReturn2010	17.50%
Annual Return 2011	rr_AnnualReturn2011	(15.63%)
Annual Return 2012	rr_AnnualReturn2012	21.42%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.35%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.13%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.39%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008

[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Hennessy Large Cap Financial Fund | Hennessy Large Cap Financial Fund
Hennessy Large Cap Financial Fund
Investment Objective
The Hennessy Large Cap Financial Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Large Cap Financial Fund Investor Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Large Cap Financial Fund Investor Class
Management Fees		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.42%
Total Annual Fund Operating Expenses		1.57%
[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Hennessy Large Cap Financial Fund Investor Class	161	499	860	1,878

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies “principally engaged” in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.
The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Large Sized Companies Risk :  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small and Medium Sized Companies Risk :  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk :  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information
The Fund is a successor to the FBR Large Cap Financial Fund (the “ Predecessor Large Cap Financial Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Large Cap Financial Fund.  The Predecessor Large Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index and the KBW Bank Index.  For additional information on these indexes, please see “Index Descriptions” on pae 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 27.66% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.49% for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Average Annual Returns Hennessy Large Cap Financial Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Investor Class	27.77%	1.14%	4.60%	May 30, 2008
After Taxes on Distributions Investor Class	27.76%	1.08%	3.58%
After Taxes on Distributions and Sale of Fund Shares Investor Class	18.07%	0.94%	3.88%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
KBW Bank Index (reflects no deduction for fees, expenses or taxes)	32.91%	(8.28%)	(0.96%)

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Large Cap Financial Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Large Cap Financial Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies “principally engaged” in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.
The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Large Sized Companies Risk :  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small and Medium Sized Companies Risk :  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk :  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time and it is possible to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is a successor to the FBR Large Cap Financial Fund (the “ Predecessor Large Cap Financial Fund” ) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Large Cap Financial Fund.  The Predecessor Large Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index and the KBW Bank Index.  For additional information on these indexes, please see “Index Descriptions” on pae 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the S&P 500 Index and the KBW Bank Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-966-4354
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 27.66% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.49% for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.49%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
KBW Bank Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.28%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.96%)
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Annual Return 2003	rr_AnnualReturn2003	32.52%
Annual Return 2004	rr_AnnualReturn2004	11.73%
Annual Return 2005	rr_AnnualReturn2005	(0.45%)
Annual Return 2006	rr_AnnualReturn2006	14.15%
Annual Return 2007	rr_AnnualReturn2007	(11.95%)
Annual Return 2008	rr_AnnualReturn2008	(29.11%)
Annual Return 2009	rr_AnnualReturn2009	32.23%
Annual Return 2010	rr_AnnualReturn2010	7.42%
Annual Return 2011	rr_AnnualReturn2011	(18.38%)
Annual Return 2012	rr_AnnualReturn2012	27.77%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.58%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.88%

[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Hennessy Technology Fund | Hennessy Technology Fund
Hennessy Technology Fund
Investment Objective
The Hennessy Technology Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Technology Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Technology Fund		Investor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	2.06%	3.22%
Total Annual Fund Operating Expenses		3.21%	4.12%
Expense Reimbursement	[2]	(1.25%)	(2.41%)
Net Expenses		1.96%	1.71%
[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	The Fund's investment manager (the "Manager") has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 1.95% of the average daily net assets of the Investor Class shares of the Fund and 1.70% of the average daily net assets of the Institutional Class shares of the Fund. The Manager has agreed to maintain this expense limitation through February 28, 2015. The agreement may only be terminated by the Fund's Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Technology Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	199	742	1,440	3,297
Institutional Class	174	782	1,656	3,909

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Portfolio Managers assess the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small and Medium Sized Companies Risk :  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk :  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments Risk :  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risk:  The Fund’s investment strategies may result in high portfolio turnover rates.  This may increase the Fund’s brokerage commission costs, which would reduce performance.  Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Performance Information
The Fund is a successor to the FBR Technology Fund (the “ Predecessor Technology Fund ”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Technology Fund. The Predecessor Technology Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index.  For additional information on these indexes, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

HENNESSY TECHNOLOGY FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 26.38% for the quarter ended June 30, 2003 and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
Average Annual Returns Hennessy Technology Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Investor Class	8.67%	(0.67%)	7.74%
Institutional Class	8.93%	(0.56%)	7.80%	Mar 12, 2010
After Taxes on Distributions Investor Class	8.67%	(0.67%)	6.80%
After Taxes on Distributions and Sale of Fund Shares Investor Class	5.63%	(0.57%)	6.39%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	17.73%	3.78%	9.46%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class shares is March 12, 2010.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Technology Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Portfolio Managers assess the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk :  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small and Medium Sized Companies Risk :  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk :  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments Risk :  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification Risk :  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risk:  The Fund’s investment strategies may result in high portfolio turnover rates.  This may increase the Fund’s brokerage commission costs, which would reduce performance.  Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time and it is possible to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is a successor to the FBR Technology Fund (the “ Predecessor Technology Fund ”) pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Technology Fund. The Predecessor Technology Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index.  For additional information on these indexes, please see “Index Descriptions” on page 67 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-966-4354
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY TECHNOLOGY FUND TOTAL RETURN OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 26.38% for the quarter ended June 30, 2003 and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class shares is March 12, 2010.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.46%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,297
Annual Return 2003	rr_AnnualReturn2003	52.86%
Annual Return 2004	rr_AnnualReturn2004	6.75%
Annual Return 2005	rr_AnnualReturn2005	11.80%
Annual Return 2006	rr_AnnualReturn2006	9.25%
Annual Return 2007	rr_AnnualReturn2007	9.36%
Annual Return 2008	rr_AnnualReturn2008	(42.89%)
Annual Return 2009	rr_AnnualReturn2009	54.93%
Annual Return 2010	rr_AnnualReturn2010	12.73%
Annual Return 2011	rr_AnnualReturn2011	(10.77%)
Annual Return 2012	rr_AnnualReturn2012	8.67%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.74%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.80%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.57%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.39%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.12%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.41%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,909
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2010

[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	The Fund's investment manager (the "Manager") has contractually agreed to insure that net expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 1.95% of the average daily net assets of the Investor Class shares of the Fund and 1.70% of the average daily net assets of the Institutional Class shares of the Fund. The Manager has agreed to maintain this expense limitation through February 28, 2015. The agreement may only be terminated by the Fund's Board, and the Board has no current intention of terminating the agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013